Equity - Schedule of changes in retained earnings (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [table]
Retained earnings, opening balance	€ 32,149	€ 29,866
Results for the year	6,079	2,329	€ 4,001
Dividends and other distributions	(2,382)	(3)	(2,679)
Employee stock option and share plans	29	22	41
Retained earings, closing balance	35,462	32,149	29,866
Retained earnings [member]
Disclosure of reserves within equity [table]
Retained earnings, opening balance	32,149	29,866	28,339
Transfer to/from other reserves	26	108	418
Results for the year	5,760	2,156	3,723
Dividends and other distributions	(2,342)		(2,650)
Employee stock option and share plans	12	11	13
Changes in composition of the group and other changes	(143)	6	23
Retained earings, closing balance	€ 35,462	€ 32,149	€ 29,866